Share-Based Payments (Details Narrative)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011
Notes to Financial Statements
Share-based Compensation Expense	$55,217	$61,595	$113,251	$112,491
Shares Issued	6,000	20,000	-	63,750